LOSS/CLAIM ADJUSTMENT EXPENSES - NET LIABILITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	$ 41.9	$ 16.8
Subtract Cumulative Paid Claims, net of reinsurance	(29.4)	(9.9)
Liability for unpaid claims and claims adjustment expense, net	20.4	7.9	$ 1.0
Reinsurance Recoverable on unpaid claims	10.9	4.1	0.1
Liability for Claims and Claims Adjustment Expense	31.3	12.0	$ 1.1
Long-Term Disability
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	9.9	3.2
Subtract Cumulative Paid Claims, net of reinsurance	(1.3)	(0.1)
Subtract Impact of Discounting, net of reinsurance	(0.8)	(0.1)
Liability for unpaid claims and claims adjustment expense, net	7.8	3.0
Reinsurance Recoverable on unpaid claims	8.9	3.3
Other short-duration contracts
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for unpaid claims and claims adjustment expense, net	12.6	4.9
Reinsurance Recoverable on unpaid claims	$ 2.0	$ 0.8